Expense Example, No Redemption - Class C	Jun. 30, 2025 USD ($)
Allspring California Tax-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	491
Expense Example, No Redemption, 5 Years	853
Expense Example, No Redemption, 10 Years	1,872
Allspring High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	935
Expense Example, No Redemption, 10 Years	2,056
Allspring Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	821
Expense Example, No Redemption, 10 Years	1,830
Allspring Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,768
Allspring Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	1,780
Allspring Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	834
Expense Example, No Redemption, 10 Years	$ 1,824